Segment Reporting - Summary of Regional Distribution of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	€ 76,442,505	€ 66,790,840	€ 49,743,515
Germany [member]
Disclosure of geographical areas [line items]
Revenue	309,000	851,000	1,621,000
Europe and Asia [member]
Disclosure of geographical areas [line items]
Revenue	56,784,000	57,229,000	43,046,000
USA and Canada [member]
Disclosure of geographical areas [line items]
Revenue	€ 19,350,000	€ 8,711,000	€ 5,077,000